Financial Instruments and Fair Value - Narrative (Details) SFr in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018 CHF (SFr)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Disclosures [Abstract]
Cost and equity method investments		$ 15.3		$ 12.3
Net Investment Hedging | Designated as Hedging Instrument | Foreign Exchange Contract
Business Acquisition, Contingent Consideration [Line Items]
Derivative, term of contract	5 years
Notional amount | SFr	SFr 750
Expected cash and contra interest per year			$ 25.0
Loss to AOCI, net of tax		5.9
Net Investment Hedging | Designated as Hedging Instrument | Foreign Exchange Contract | Interest Expense
Business Acquisition, Contingent Consideration [Line Items]
Contra interest expense		5.6
Amortized Cost
Business Acquisition, Contingent Consideration [Line Items]
Long term debt		2,500.0
Galliprant
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration		37.6
Galliprant | Potential Sales-based Milestones
Business Acquisition, Contingent Consideration [Line Items]
Payment related to sales-based milestone		$ 15.0